UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [    ]; Amendment Number:
                                                 ------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Laurel Trust Company
Address:   551 Main Street
           Johnstown, PA 15901

Form 13F File Number:  28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Kim Craig
Title:     President and Chief Operating Officer
Phone:     814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig                Johnstown, Pennsylvania          February 14, 2000
-------------                -----------------------          -----------------
 [Signature]                     [City, State]                      [Date]

Report Type:

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check  here  if a  portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:        81

Form 13F Information Table Value Total:        $146,607
                                               (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number             Name

1              28-07666                         BT Financial Corporation
2              28-                              Laurel Investment Advisors, Inc.
                  --------


                                                         Form 13F INFORMATION TABLE

                               TITLE OF     CUSIP    VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER             CLASS       NUMBER  (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
AT & T CORP                       COM     001957109   310      6102    SH            OTHER      1, 2      5597       0       505
ABBOTT LABS                       COM     002824100   2065    56879    SH            OTHER      1, 2      54980     480     1419
AMERICA ONLINE INC DEL            COM     02364J104   1165    15368    SH            OTHER      1, 2      15168      0       200
AMERICAN EXPRESS CO               COM     025816109   245      1475    SH            OTHER      1, 2      1475       0        0
AMERICAN GENERAL CORP             COM     026351106   276      3648    SH            OTHER      1, 2      3648       0        0
AMERICAN HOME PRODS CORP          COM     026609107   254      6489    SH            OTHER      1, 2      4489       0      2000
AMERICAN INTL GROUP INC           COM     026874107   3760    34784    SH            OTHER      1, 2      33604     381      799
AMGEN INC                         COM     031162100   4783    79646    SH            OTHER      1, 2      76646     400     2600
AUTOMATIC DATA PROCESSING INC     COM     053015103   4293    79703    SH            OTHER      1, 2      76750     840     2113
BT FINL CORP                      COM     055763106   3500   159127    SH           DEFINED       1      118771      0      40356
BT FINL CORP                      COM     055763106   438     19935    SH           DEFINED       1       1606       0      18329
BELL ATLANTIC CORP                COM     077853109   702     11414    SH            OTHER      1, 2      10938      0       476
CBS CORP                          COM     12490K107   5265    82362    SH            OTHER      1, 2      79550     925     1887
CBS CORP                          COM     12490K107   201      3156    SH            OTHER      1, 2       746       0      2410
CARDINAL HEALTH INC               COM     14149Y108   2176    45465    SH            OTHER      1, 2      44736     547      182
CATERPILLAR INC DEL               COM     149123101   870     18490    SH            OTHER      1, 2      17595     199      696
CHEVRON CORPORATION               COM     166751107   1384    15987    SH            OTHER      1, 2      15423     185      379
CISCO SYS INC                     COM     17275R102   7883    73596    SH            OTHER      1, 2      71006     744     1846
CISCO SYS INC                     COM     17275R102   277      2586    SH            OTHER      1, 2       562       0      2024
CITIGROUP INC                     COM     172967101   4867    87418    SH            OTHER      1, 2      82459     951     4008
COCA COLA CO                      COM     191216100   364      6250    SH            OTHER      1, 2      6250       0        0
COMPUTER ASSOC INTL INC           COM     204912109   1042    14905    SH            OTHER      1, 2      12880      0      2025
DELL COMPUTER CORP                COM     247025109   2237    43868    SH            OTHER      1, 2      42548     400      920
DELPHI AUTOMOTIVE SYS CORP        COM     247126105   179     11402    SH            OTHER      1, 2      10976     114      311
DU PONT E I DE NEMOURS&CO         COM     263534109   2047    21091    SH            OTHER      1, 2      30228     244      619
E M C CORP MASS                   COM     268648102   7087    64876    SH            OTHER      1, 2      62776     600     1500
EASTMAN KODAK CO                  COM     277461109   947     14307    SH            OTHER      1, 2      13775     156      376
EASTMAN KODAK CO                  COM     277461109   304      4591    SH            OTHER      1, 2       79        0      4512
EXXON MOBIL CORP                  COM     30231G102   2647    32871    SH            OTHER      1, 2      32136     262      473
EXXON MOBIL CORP                  COM     30231G102   514      6385    SH            OTHER      1, 2      5553       0       832
FEDERAL HOME LN MTG CORP          COM     313400301   2101    44652    SH            OTHER      1, 2      42757     622     1273
FEDERAL NATL MTG ASSN             COM     313586109   305      4900    SH            OTHER      1, 2      4700       0       200
FIRST COMWLTH FINL CORP PA        COM     319829107   304     25366    SH            OTHER      1, 2      7396       0      17970
GTE CORP                          COM     362320103   682      9669    SH            OTHER      1, 2      7119       0      2550
GENERAL ELEC COMPANY              COM     369604103   5380    34772    SH            OTHER      1, 2      33589     530      653
GENERAL ELECTRIC CO               COM     369604103   326      2113    SH            OTHER      1, 2       274       0      1839
GENERAL MTRS CORP                 COM     370442105   1179    16235    SH            OTHER      1, 2      15620     165      450
GILLETTE CO                       COM     375766102   1554    37753    SH            OTHER      1, 2      36148     490     1115
GOODYEAR TIRE & RUBR CO           COM     382550101   452     16137    SH            OTHER      1, 2      15402     181      554
HONEYWELL INTL INC                COM     438516106   859     14907    SH            OTHER      1, 2      14407      0       500
HUNTINGTON BANCSHARES INC         COM     446150104   8658   362745    SH            OTHER      1, 2     321616      0      41129
ILLINOIS TOOL WKS INC             COM     452308109   1458    21595    SH            OTHER      1, 2      21385     110      100


                               TITLE OF     CUSIP    VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER             CLASS       NUMBER  (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM     458140100   5254    63834    SH            OTHER      1, 2      62254     437     1143
INTEL CORP                        COM     458140100   250      3039    SH            OTHER      1, 2       527       0      2512
INTERNATIONAL BUSINESS MACHS      COM     459200101   5625    52153    SH            OTHER      1, 2      50017     608     1528
INTERNATIONAL BUSINESS MACHS      COM     459200101   266      2466    SH            OTHER      1, 2       346       0      2120
JOHNSON & JOHNSON                 COM     478160104   563      6045    SH            OTHER      1, 2      5445       0       600
LUCENT TECHNOLOGIES INC           COM     549463107   3581    47756    SH            OTHER      1, 2      46108     138     1510
LUCENT TECHNOLOGIES INC           COM     549463107   297      3964    SH            OTHER      1, 2       943       0      3021
MBNA CORP                         COM     55262L100   3046   111794    SH            OTHER      1, 2     107856     1232    2706
MCI WORLDCOM INC                  COM     55268B106   229      4328    SH            OTHER      1, 2      4328       0        0
MCDONALDS CORP                    COM     580135101   1205    29904    SH            OTHER      1, 2      29104      0       800
MEDTRONIC INC                     COM     585055106   3176    87211    SH            OTHER      1, 2      82533     966     3712
MERCK & CO INC                    COM     589331107   3346    49823    SH            OTHER      1, 2      48434     416      973
MERCK & CO INC                    COM     589331107   280      4177    SH            OTHER      1, 2       336       0      3841
MERRILL LYNCH & CO INC            COM     590188108   3427    41145    SH            OTHER      1, 2      39742     482      921
MICROSOFT CORP                    COM     594918104   6493    55622    SH            OTHER      1, 2      54067     487     1068
MICROSOFT CORP                    COM     594918104   255      2185    SH            OTHER      1, 2       457       0      1728
MINNESOTA MNG & MFG CO            COM     604059105   1397    14277    SH            OTHER      1, 2      13754     151      372
MORGAN J P & CO INC               COM     616880100   1336    10556    SH            OTHER      1, 2      10164     138      254
NATIONAL CITY CORP                COM     635405103   203      8600    SH            OTHER      1, 2      8600       0        0
NORTHERN TR CORP                  COM     665859104   3538    66762    SH            OTHER      1, 2      65650     662     1450
PEOPLES HERITAGE FINL GROUP       COM     711147108   194     12892    SH            OTHER      1, 2      12892      0        0
PEPSICO INC                       COM     713448108   605     17190    SH            OTHER      1, 2      7190       0      10000
PFIZER INC                        COM     717081103   1206    37196    SH            OTHER      1, 2      35375     833      988
PHILIP MORRIS COS INC             COM     718154107   781     33987    SH            OTHER      1, 2      33493      48      446
PROCTER & GAMBLE CO               COM     742718109   2138    19517    SH            OTHER      1, 2      18986     152      379
RAMBUS INC DEL                    COM     750917106   404      6000    SH            OTHER      1, 2      6000       0        0
ROYAL DUTCH PETE CO             NY REG    780257804   236      3900    SH            OTHER      1, 2      3900       0        0
                                GLD1.25
S & T BANCORP INC                 COM     783859101   278     12032    SH            OTHER      1, 2      12032      0        0
SBC COMMUNICATIONS INC            COM     78387G103   467      9583    SH            OTHER      1, 2      9583       0        0
SBC COMMUNICATIONS INC            COM     78387G103   212      4360    SH            OTHER      1, 2        0        0      1378
SAFEWAY  INC                    COM NEW   786514208   1976    55278    SH            OTHER      1, 2      53311     589     1378
SCHERING PLOUGH CORP              COM     806605101   308      7276    SH            OTHER      1, 2      7276       0        0
SCHWAB CHARLES CORP NEW           COM     808513105   1267    33150    SH            OTHER      1, 2      32150     200      800
SUSQUEHANNA BANCSHARES INC PA     COM     869099101   793     50000    SH            OTHER      1, 2      50000      0        0
TYCO INTL LTD NEW                 COM     902124106   1586    40681    SH            OTHER      1, 2      39381     400      900
US BANCORP DEL                    COM     902973106   582     24452    SH            OTHER      1, 2      19082      0      5370
USBANCORP INC PA                  COM     917292104   1358   115578    SH            OTHER      1, 2      96217      0      19361
WAL-MARK STORES INC               COM     931142103   2749    39781    SH            OTHER      1, 2      37947     586     1248
WARNER LAMBERT CO                 COM     934488107   360      4400    SH            OTHER      1, 2      4400       0        0
                                                   ------------------                                  ---------------------------
GRAND TOTALS                                        146607   2817914                                     2562243   18052   237619
